CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Current Assets
Cash	$ 705	$ 2,979		$ 71,294
Other current assets	10,964	55,059		9,575
Assets held for sale				983,105
Total Current Assets	11,669	58,038		1,063,974
Non-current assets
Investment	509,980	1,019,961
Plant and equipment	50,000
Right of use asset	82,259
Security deposit	4,000
Total non-current assets	646,239	1,019,961
Total Assets	657,908	1,077,999		1,063,974
Current Liabilities
Accounts payable	317,003	314,523		508,755
Liabilities held for sale				180,014
Loans payable	21,921	61,631		56,044
Loans payable - Related parties		30,026		313,949
Convertible debt, net of unamortized discount	457,072	359,362		790,093
Convertible debt - Related parties, net of unamortized discount of $0 and $0 respectively				589,812
Operating lease liability	40,958
Derivative liability	1,099,705	905,576		1,833,672
Total Current Liabilities	1,936,659	1,671,118		4,272,339
Non-current liabilities
Operating lease liability	41,301
Total Liabilities	1,977,960	1,671,118		4,272,339
Stockholders' Deficit
Preferred stock
Common stock	15,753	12,890	[1]	888	[1]
Additional paid-in-capital	22,247,289	21,579,022		14,865,765
Accumulated deficit	(23,583,094)	(22,185,031)		(18,455,925)
Accumulated other comprehensive income				380,907
Total Stockholders' Deficit	(1,320,052)	(593,119)		(3,208,365)
Total Liabilities and Stockholders' Deficit	$ 657,908	$ 1,077,999		$ 1,063,974

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.